Summitry Equity Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
COMMON STOCKS — 98.86% Shares Fair Value
Communications — 21.08%
Alphabet, Inc., Class A
(a)
2,085 $ 6,173,518
Facebook, Inc.
(a)
17,595 5,693,214
Walt Disney Co. (The)
(a)
23,530 3,978,217
15,844,949
Consumer Discretionary — 23.80%
Booking Holdings, Inc.
(a)
1,299 3,144,593
CarMax, Inc.
(a)
15,640 2,141,429
Dollar General Corp. 10,710 2,372,479
Lowe's Companies, Inc. 19,970 4,669,386
Ross Stores, Inc. 19,735 2,234,002
Ulta Beauty, Inc.
(a)
9,055 3,326,445
17,888,334
Financials — 18.02%
Bank of America Corp. 38,050 1,818,029
Berkshire Hathaway, Inc., Class B
(a)
14,115 4,051,146
Charles Schwab Corp. (The) 30,585 2,508,888
Citigroup, Inc. 26,610 1,840,348
Wells Fargo & Co. 64,975 3,324,120
13,542,531
Health Care — 4.40%
Agilent Technologies, Inc. 9,105 1,433,946
Medtronic PLC 15,630 1,873,412
3,307,358
Industrials — 5.36%
Northrop Grumman Corp. 5,975 2,134,390
W.W. Grainger, Inc. 4,085 1,891,804
4,026,194
Technology — 26.20%
Fiserv, Inc.
(a)
33,915 3,340,289
Mastercard , Inc., Class A 8,760 2,939,155
Microsoft Corp. 12,740 4,224,839
Nintendo Co. Ltd. - ADR 36,895 2,038,449
salesforce.com, Inc.
(a)
8,645 2,590,820
Visa, Inc., Class A 14,595 3,090,783
Zebra Technologies Corp., Class A
(a)
2,745 1,465,693
19,690,028
Total Common Stocks (Cost $41,044,882) 74,299,394
MONEY MARKET FUNDS - 1.17%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
879,686 879,686
Total Money Market Funds (Cost $879,686) 879,686
Total Investments — 100.03% (Cost $41,924,568) 75,179,080

Summitry Equity Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Liabilities in Excess of Other Assets — (0.03)% $ (25,123)
NET ASSETS — 100.00% $ 75,153,957
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2021.
ADR - American Depositary Receipt